SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

18.SUBSEQUENT EVENTS

Management has evaluated subsequent events to determine if events or transaction occurring through the filing date of this Quarterly Report on Form 10-Q require adjustments to or disclosures in the Company’s Consolidated Financial Statements. Aside from the items discussed below, the Company did not have any subsequent events that required recognition or disclosure in the Condensed Consolidated Financial Statements for the three months ended March 31, 2022.

1.On May 9, 2022, the Company entered into a common stock purchase agreement (the “Purchase Agreement”) with an investor relating to a committed capital on demand facility (the “CCOD Facility”). Pursuant to the Purchase Agreement, the Company will have the right from time to time at its option to sell to the investor up to the lesser of (i) $100,000 of the Company’s common stock and (ii) the Exchange Cap which, under the applicable rules of the NYSE, states that in no event may the Company issue more than 19.99% of the voting power or number of shares of common stock outstanding, unless certain stipulations are met.

19.SUBSEQUENT EVENTS

Management has evaluated subsequent events to determine if events or transaction occurring through the filing date of this Annual Report on Form 10-K require adjustments to or disclosures in the Company’s Consolidated Financial Statements. The Company did not have any subsequent events that required recognition or disclosure in the Consolidated Financial Statements for the year ended December 31, 2021.